Note 19 - Capital Structure and Financial Matters - Executive Management's and Board of Director's Holding of Shares (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares [member] | Chief Executive Officer [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	1,554,507	1,493,014	0
Ordinary shares [member] | Former chief financial officer [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	0	0	2,000
Ordinary shares [member] | Chief Operating Officer [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	0	99,913	0
Ordinary shares [member] | Chief science officer [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	187,170	148,123	0
Ordinary shares [member] | Co-founder and chief AI officer [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	4,289,341	4,267,931	4,071,961
Ordinary shares [member] | Former chief executive officer [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	0	0	82,124
Ordinary shares [member] | Executive Officer [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	6,031,018	6,008,981	4,156,085
Ordinary shares, issuance three [member] | Co-founder and director [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	0	4,292,678	4,196,840
Ordinary shares, issuance three [member] | Director 1 [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	561,156	539,069	310,248
Ordinary shares, issuance three [member] | Director 2 [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	179,978	157,891	0
Ordinary shares, issuance three [member] | Board of Directors Chairman [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	1,777,471	1,684,547	41,652
Ordinary shares, issuance three [member] | Director 3 [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	681,842	0	0
Ordinary shares, issuance three [member] | Director 4 [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	0	0	27,288
Ordinary shares, issuance three [member] | Director [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	3,200,447	6,674,185	4,576,028